Income Taxes (Schedule Of Net Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Retirement benefits other than pension	$ 5,053	$ 5,349
Pension and related plans	6,228	9,022
Net operating loss	4,346	5,020
Accrued expenses	4,146	2,623
Other	1,379	2,523
Deferred income tax assets	21,152	24,537
Property and equipment	67,493	57,098
Intangibles	9,615	8,643
Deferred income tax liabilities	77,108	65,741
Net deferred income tax liability	$ 55,956	$ 41,204